ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

rYojbaba Co., Ltd. (“rYojbaba”) was founded in Japan on January 5, 2015. rYojbaba Co., Ltd. has one subsidiary (which is wholly owned), Sakai Seikotsuin Nishi Co., Ltd. (“Sakai”), a Japanese corporation, which was established on August 26, 2010 (collectively, the “Company”, “We”, “Us”, “Our”).

The Company completed its initial public offering in August 2025, and its common shares are listed on the Nasdaq Capital Market. The Company is a foreign private issuer under the rules of the U.S. Securities and Exchange Commission (“SEC”).

The Company aims to contribute to the public interest by providing fundamental solutions to the problems people facing through our services in the legal and health fields.

In the legal fields, the Company provides labor and corporate consulting services to foster constructive employment relationship between companies and their employees. In the health field, the Company provides health services through twenty-nine (29) osteopathic clinics and two (2) osteopathic beauty salons to alleviate physical ailments primarily created by work related stress.

Initial Issuance of Common Shares

On January 5, 2015, the Company issued 100 common shares to our founder for $41,549 (¥5,000,000).

First Forward Stock Split

Effective October 22, 2021, the Company effected a forward stock split of its issued and outstanding common shares, at a ratio of 1-for-100 (the “First Stock Split”). Immediately prior to the First Stock Split, there were 100 common shares issued and outstanding. As a result of the First Stock Split, the Company had 10,000 common shares issued and outstanding, which were held by our founder.

Acquisition Under Common Control

Effective January 1, 2022, the Company consummated the purchase of 100% of the interests of Sakai Seikotsuin Nish Co., Ltd. (“Sakai”) from Global HR Technology (“GHRT”). At the time of such transaction, GHRT was controlled by Mr. Baba, our CEO, who was a majority shareholder until December 29, 2022, when Mr. Baba became a minority shareholder of GHRT when Mr. Baba sold all his shares in Great Shine Enterprises Ltd. (through which he held a 16.04% indirect ownership interest in GHRT) to a third party. The Company and Sakai have been under common control since October 23, 2019. Under ASC 805-50, Related Issues, the consolidated financial statements incorporate Sakai’s financial results and financial information for all periods presented, at their historical carrying amounts. The assets, liabilities, and the results of Sakai have been included in the historical results since October 23, 2019.

Reorganization and Spin-Off

rYojbaba Holdings, Inc. was formed in the State of Delaware on June 15, 2023. On September 6, 2023, pursuant to the terms of a share exchange agreement among rYojbaba Holdings, Inc., rYojbaba Co., Ltd., and the shareholders of rYojbaba Co., Ltd. and Ryoji Baba, as the representative of the shareholders of rYojbaba Co., Ltd., rYojbaba Holdings, Inc. issued 10,000,000 shares of its common stock to the shareholders of rYojbaba Co., Ltd. in exchange for all outstanding common shares of rYojbaba Co., Ltd., which holds 100% of the issued and outstanding capital stock of Sakai Seikotsuin Nishi Co., Ltd. Following the share exchange, rYojbaba Holdings, Inc. became the holding company of rYojbaba Co., Ltd.

However, on January 12, 2024, rYojbaba Holdings, Inc. distributed 10,000,000 common shares of rYojbaba Co., Ltd. to the shareholders of rYojbaba Holdings, Inc. in a spin-off transaction, and, thereafter, rYojbaba Holdings, Inc. was dissolved.

Second Forward Stock Split

Effective March 3, 2024, rYojbaba Co., Ltd. effected a forward stock split of its issued and outstanding common shares at a ratio of 1-for-1,000 (the “Second Stock Split”). As of December 31, 2023 and immediately prior to the Second Stock Split, there were 10,000 common shares issued and outstanding. As a result of the Second Stock Split, the Company had 10,000,000 common shares issued and outstanding. All share and per share data included within the consolidated financial statements and related footnotes have been adjusted to account for the effect of the Second Stock Split.